POST REPORTING EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 11, 2021	Dec. 31, 2020	Dec. 16, 2020	Sep. 15, 2020	Jun. 15, 2020	Mar. 23, 2020	Dec. 31, 2019	Dec. 16, 2019	Sep. 16, 2019	Jun. 14, 2019	Mar. 22, 2019	Dec. 14, 2018	Sep. 14, 2018	Jun. 15, 2018	Mar. 20, 2018
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)			59,019,546	59,009,685	59,009,685	59,009,685		58,939,685	58,877,185	58,877,185	58,665,310	58,867,410	58,817,410	58,817,410	58,807,410
Number of shares outstanding (in shares)		59,027,047	59,019,546	59,009,685	59,009,685	59,009,685	59,009,685	58,939,685	58,877,185	58,877,185	58,665,310	58,867,410	58,817,410	58,817,410	58,807,410
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends declared (in dollars per share)	$ 0.1575
Estimated amount of dividend payment	$ 9.3
Number of shares issued (in shares)	59,027,047
Number of shares outstanding (in shares)	59,027,047